Schedule of Investments ─ IQ Hedge Macro Tracker ETF

July 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 8.2%

Gold Funds — 3.8%
abrdn Gold ETF Trust*	388	$6,550
Graniteshares Gold Trust*	144	2,514
iShares Gold Trust*	2,250	75,263
SPDR Gold MiniShares Trust*	368	12,876

Total Gold Funds		97,203
Silver Funds — 1.7%
abrdn Silver ETF Trust*	186	3,625
iShares Silver Trust*(a)	2,170	40,579

Total Silver Funds		44,204
U.S. Dollar Fund — 2.7%
Invesco DB U.S. Dollar Index Bullish Fund*	2,448	69,254
Total Exchange Traded Vehicles
(Cost $212,347)		210,661

Investment Companies — 92.0%

BRIC Equity Funds — 1.5%
iShares MSCI China ETF	629	31,255
SPDR S&P China ETF	75	6,193

Total BRIC Equity Funds		37,448

Convertible Bond Funds — 13.1%
iShares Convertible Bond ETF	1,606	116,435
SPDR Bloomberg Convertible Securities ETF	3,234	219,815

Total Convertible Bond Funds		336,250

Emerging Bonds - Local Currency Funds — 3.0%
SPDR Bloomberg Emerging Markets Local Bond ETF	1,542	31,765
VanEck J.P. Morgan EM Local Currency Bond ETF	1,870	45,516

Total Emerging Bonds - Local Currency Funds		77,281

Emerging Equity Funds — 17.4%
iShares Core MSCI Emerging Markets ETF	1,932	94,784
iShares MSCI Emerging Markets Min Vol Factor ETF	4,238	237,095
Schwab Emerging Markets Equity ETF	486	12,208
Vanguard FTSE Emerging Markets ETF	2,475	102,267

Total Emerging Equity Funds		446,354

Emerging Small Cap Equity Fund — 2.7%
SPDR S&P Emerging Markets SmallCap ETF	1,407	69,661

Europe Equity Funds — 2.4%
iShares Core MSCI Europe ETF	223	10,543
JPMorgan BetaBuilders Europe ETF	267	12,910
Vanguard FTSE Europe ETF(a)	698	38,711

Total Europe Equity Funds		62,164

Floating Rate - Investment Grade Funds — 5.0%
iShares Floating Rate Bond ETF	1,926	96,685
SPDR Bloomberg Investment Grade Floating Rate ETF	1,071	32,462

Total Floating Rate - Investment Grade Funds		129,147

High Yield Corporate Bond Funds — 0.2%
iShares iBoxx High Yield Corporate Bond ETF(a)	39	3,049
SPDR Bloomberg High Yield Bond ETF	15	1,446
Xtrackers USD High Yield Corporate Bond ETF(a)	23	823

Total High Yield Corporate Bond Funds		5,318

Investment Grade Corporate Bond Funds — 7.9%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,359	69,676
Vanguard Short-Term Corporate Bond ETF	1,714	132,646

Total Investment Grade Corporate Bond Funds		202,322

U.S. Large Cap Core Funds — 1.3%
Energy Select Sector SPDR Fund	350	27,447
Vanguard Energy ETF	53	5,828

Total U.S. Large Cap Core Funds		33,275

U.S. Large Cap Growth Funds — 3.2%
Schwab U.S. Large-Cap Growth ETF	171	11,199
Vanguard Growth ETF	229	57,699
Vanguard Mega Cap Growth ETF	42	8,660
Vanguard Russell 1000 Growth ETF	87	5,481

Total U.S. Large Cap Growth Funds		83,039

U.S. Long Term Treasury Bond Funds — 0.4%
iShares 20+ Year Treasury Bond ETF	53	6,224
SPDR Portfolio Long Term Treasury ETF	54	1,829
Vanguard Long-Term Treasury ETF	17	1,221

Total U.S. Long Term Treasury Bond Funds		9,274

U.S. Medium Term Treasury Bond Funds — 7.9%
iShares 3-7 Year Treasury Bond ETF	673	81,608
Schwab Intermediate-Term U.S. Treasury ETF	991	52,047
Vanguard Intermediate-Term Treasury ETF(a)	1,112	69,222

Total U.S. Medium Term Treasury Bond Funds		202,877

U.S. Ultra Short Term Bond Funds — 26.0%
Goldman Sachs Access Treasury 0-1 Year ETF	520	51,943
Invesco Treasury Collateral ETF	526	55,498
IQ Ultra Short Duration ETF†	9,648	458,280
iShares Short Treasury Bond ETF	667	73,450

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Ultra Short Term Bond Funds (continued)
SPDR Bloomberg 1-3 Month T-Bill ETF	282	$25,795

Total U.S. Ultra Short Term Bond Funds		664,966

Total Investment Companies
(Cost $2,431,451)		2,359,376

Short-Term Investments — 3.4%

Money Market Funds — 3.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	82,385	82,385
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	3,842	3,842
Total Short-Term Investments
(Cost $86,227)		86,227

Total Investments — 103.6%
(Cost $2,730,025)		2,656,264
Other Assets and Liabilities, Net — (3.6)%		(91,584)
Net Assets — 100.0%		$2,564,680

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $82,258; total market value of collateral held by the Fund was $83,152. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $767.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
abrdn Gold ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$658	$–
abrdn Silver ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	370	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,745	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF - 0.35%	5/02/2023	Monthly	(45,803)	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,194	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	244	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,959	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,592	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	46,028	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	587	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,246	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.88%	5/02/2023	Monthly	(4,362)	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,673	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,518	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,040	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,689	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,560	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.63%	5/02/2023	Monthly	(20,630)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	313	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/02/2023	Monthly	(59,061)	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,130	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	23,833	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 1.03%	5/02/2023	Monthly	(4,660)	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,378	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,077	–
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,973	–
JPMorgan BetaBuilders Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,305	–
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF - 10.33%	5/02/2023	Monthly	(3,184)	–
Schwab Emerging Markets Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,231	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,199	–

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2022 (unaudited)

Total Return Swap contracts outstanding at July 31, 2022: (continued)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$1,113	$–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,561	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,090	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,193	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	96	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,273	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 2.03%	5/02/2023	Monthly	(8,907)	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,295	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	169	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	661	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,981	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF - 0.58%	5/02/2023	Monthly	(20,809)	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,576	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF - 1.28%	5/02/2023	Monthly	(11,457)	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	550	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,247	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,882	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 1.23%	5/02/2023	Monthly	(57,767)	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,795	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.83%	5/02/2023	Monthly	(26,713)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,972	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	144	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	825	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	567	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,311	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	72	–
						$–

At July 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of July 31, 2022.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$210,661	$–	$–	$210,661
Investment Companies	2,359,376	–	–	2,359,376
Short-Term Investments:
Money Market Funds	86,227	–	–	86,227
Total Investments in Securities	2,656,264	–	–	2,656,264
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$2,656,264	$–	$–	$2,656,264
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022, the Fund did not have any transfers between any levels within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2022	Value ($) at 07/31/2022
IQ Ultra Short Duration ETF	19,126	917,665	55,036	(505,300)	(12,074)	2,953	4,310	–	9,648	458,280